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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-063020

Exact Name of Registrant
(as specified in charter):      Cohen & Steers Realty Shares, Inc.

Address of Principal Executive Office:      757 Third Avenue
                                            New York, NY 10017

Name and address of agent for service:      John E. McLean
                                            757 Third Avenue
                                            New York, NY 10017

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  March 31, 2005


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Item 1. Schedule of Investments


--------------------------------------------------------------------------------
                       COHEN & STEERS REALTY SHARES, INC.
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)

                                                            NUMBER
                                                           OF SHARES       VALUE
                                                           ---------   --------------
EQUITIES                                                      99.31%(a)
    DIVERSIFIED                                    4.67%
         Vornado Realty Trust............................  1,375,800   $   95,301,666
                                                                       --------------
    HEALTH CARE                                    1.97%
         Ventas..........................................  1,612,600       40,250,496
                                                                       --------------
    HOTEL                                          7.54%
         Hilton Hotels Corp..............................  1,202,000       26,864,700
         Host Marriott Corp..............................  4,682,600       77,543,856
         Starwood Hotels & Resorts Worldwide.............    822,400       49,368,672
                                                                       --------------
                                                                          153,777,228
                                                                       --------------
    INDUSTRIAL                                     9.25%
         AMB Property Corp...............................  1,090,500       41,220,900
         Catellus Development Corp. .....................  1,476,713       39,354,401
         ProLogis........................................  2,912,600      108,057,460
                                                                       --------------
                                                                          188,632,761
                                                                       --------------
    OFFICE                                        27.54%
         Arden Realty....................................    876,500       29,669,525
         BioMed Realty Trust.............................    310,600        6,398,360
         Boston Properties...............................  2,416,100      145,521,703
         Brandywine Realty Trust.........................    290,400        8,247,360
         Brookfield Properties Corp......................  1,710,900       65,869,650
         CarrAmerica Realty Corp.........................    837,700       26,429,435
         Equity Office Properties Trust..................  2,621,799       78,994,804
         Highwoods Properties............................    391,800       10,508,076
         Kilroy Realty Corp..............................    794,600       32,507,086
         Mack-Cali Realty Corp...........................    476,100       20,162,835
         Maguire Properties..............................    866,200       20,684,856
         Prentiss Properties Trust.......................    453,600       15,494,976
         Reckson Associates Realty Corp..................    915,600       28,108,920
         SL Green Realty Corp............................    948,600       53,330,292
         Trizec Properties...............................  1,038,700       19,735,300
                                                                       --------------
                                                                          561,663,178
                                                                       --------------

-------------------
(a) Percentages indicated are based on the net assets of the fund.

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--------------------------------------------------------------------------------
                       COHEN & STEERS REALTY SHARES, INC.
                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                            NUMBER
                                                           OF SHARES       VALUE
                                                           ---------   --------------
    OFFICE/INDUSTRIAL                              1.31%
         Liberty Property Trust..........................    684,900   $   26,745,345
                                                                       --------------
    RESIDENTIAL                                   18.68%
       APARTMENT                                  16.77%
         Apartment Investment & Management Co............    422,700       15,724,440
         Archstone-Smith Trust...........................  1,699,700       57,976,767
         AvalonBay Communities...........................  1,423,900       95,244,671
         BRE Properties..................................  1,303,400       46,010,020
         Equity Residential..............................  1,953,400       62,919,014
         Essex Property Trust............................    400,700       27,688,370
         GMH Communities Trust...........................    400,400        4,688,684
         Post Properties.................................  1,026,300       31,856,352
                                                                       --------------
                                                                          342,108,318
                                                                       --------------
       MANUFACTURED HOME                           1.91%
         Affordable Residential Communities..............    775,800        9,813,870
         Sun Communities.................................    812,200       29,076,760
                                                                       --------------
                                                                           38,890,630
                                                                       --------------
         TOTAL RESIDENTIAL...............................                 380,998,948
                                                                       --------------
    SELF STORAGE                                   6.04%
         Public Storage..................................  1,254,300       71,419,842
         Shurgard Storage Centers........................  1,263,200       51,765,936
                                                                       --------------
                                                                          123,185,778
                                                                       --------------
    SHOPPING CENTER                               22.31%
       COMMUNITY CENTER                            5.22%
         Developers Diversified Realty Corp..............    821,000       32,634,750
         Federal Realty Investment Trust.................    739,100       35,735,485
         Pan Pacific Retail Properties...................    369,000       20,940,750
         Regency Centers Corp............................    359,100       17,103,933
                                                                       --------------
                                                                          106,414,918
                                                                       --------------

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

--------------------------------------------------------------------------------
                       COHEN & STEERS REALTY SHARES, INC.
                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                            NUMBER
                                                           OF SHARES       VALUE
                                                           ---------   --------------
       REGIONAL MALL                              17.09%
         CBL & Associates Properties.....................    352,000   $   25,171,520
         General Growth Properties.......................  1,597,400       54,471,340
         Macerich Co.....................................    932,900       49,704,912
         Mills Corp......................................  1,230,200       65,077,580
         Simon Property Group............................  1,889,000      114,435,620
         Taubman Centers.................................  1,432,700       39,743,098
                                                                       --------------
                                                                          348,604,070
                                                                       --------------
         TOTAL SHOPPING CENTER...........................                 455,018,988
                                                                       --------------
TOTAL INVESTMENTS (Identified cost -- $1,311,564,255)..  99.31%         2,025,574,388(a)
OTHER ASSETS IN EXCESS OF LIABILITIES..................   0.69%            14,148,042
                                                        ------         --------------
NET ASSETS (Equivalent to $64.22 per share based on
  31,762,337 shares of capital stock outstanding)...... 100.00%        $2,039,722,430
                                                        ------         --------------
                                                        ------         --------------

-------------------
(a) At March 31, 2005, net unrealized appreciation was $714,010,130 based on cost for federal income tax purposes of $1,311,564,255. This consisted of aggregate gross unrealized appreciation on investments of $717,185,214 and aggregate gross unrealized depreciation on investments of $3,175,084.

--------------------------------------------------------------------------------
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Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY SHARES, INC.

By: /s/ Robert H. Steers
    ---------------------------
        Name: Robert H. Steers
        Title: Chairman

        Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert H. Steers                    By:  /s/ Martin Cohen
    --------------------------------             ---------------------------------------
         Name: Robert H. Steers                      Name: Martin Cohen
         Title: Chairman, Secretary and              Title: President, Treasurer
                  and principal executive officer             and principal financial officer

         Date: May 27, 2005



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